Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 147,189	$ 132,051	$ 287,469	$ 248,933
Administrative fee revenue from affiliates	6,318	7,126	12,782	14,131
Interest expense and finance cost, net	(34,276)	(33,253)	(68,673)	(65,063)
Depreciation and amortization	(29,269)	(24,537)	(59,054)	(50,603)
Equity in net losses of affiliated companies	(16,779)	(3,025)	(12,502)	(9,489)
Net (loss)/ income attributable to Navios Holdings common stockholders	(36,431)	(25,292)	(41,735)	(66,149)
Total assets	2,938,181	2,573,128	2,938,181	2,573,128	$ 2,682,496
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(59,243)	(6,709)	(68,899)	(27,191)
Investment in affiliates	72,512	174,263	72,512	174,263	91,111
Cash and cash equivalents	110,645	118,454	110,645	118,454	137,882
Restricted cash	11,431	2,978	11,431	2,978	$ 12,892
Long-term debt, net (including current and non-current portion)	1,790,805	1,666,620	1,790,805	1,666,620
Dry Bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	52,900	71,988	105,582	136,602
Administrative fee revenue from affiliates	6,318	7,126	12,782	14,131
Interest expense and finance cost, net	(20,898)	(23,256)	(41,904)	(45,821)
Depreciation and amortization	(13,445)	(17,385)	(27,324)	(36,223)
Equity in net losses of affiliated companies	(16,779)	(3,025)	(12,502)	(9,489)
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,509)	(27,842)	(51,189)	(68,030)
Total assets	1,779,519	1,898,715	1,779,519	1,898,715
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(6,805)	(4,432)	(13,970)	(21,145)
Investment in affiliates	72,512	174,263	72,512	174,263
Cash and cash equivalents	26,693	48,051	26,693	48,051
Restricted cash	9,732	2,978	9,732	2,978
Long-term debt, net (including current and non-current portion)	999,347	1,137,924	999,347	1,137,924
Logistics Business
Segment Reporting Information [Line Items]
Revenue	60,611	60,063	116,377	112,331
Administrative fee revenue from affiliates	0	0	0	0
Interest expense and finance cost, net	(9,265)	(9,997)	(19,103)	(19,242)
Depreciation and amortization	(7,310)	(7,152)	(14,656)	(14,380)
Equity in net losses of affiliated companies	0	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	6,189	2,550	9,574	1,881
Total assets	672,390	674,413	672,390	674,413
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(487)	(2,277)	(1,222)	(6,046)
Investment in affiliates	0	0	0	0
Cash and cash equivalents	68,796	70,403	68,796	70,403
Restricted cash	0	0	0	0
Long-term debt, net (including current and non-current portion)	523,784	$ 528,696	523,784	$ 528,696
Containers Business
Segment Reporting Information [Line Items]
Revenue	33,678		65,510
Administrative fee revenue from affiliates	0		0
Interest expense and finance cost, net	(4,113)		(7,666)
Depreciation and amortization	(8,514)		(17,074)
Equity in net losses of affiliated companies	0		0
Net (loss)/ income attributable to Navios Holdings common stockholders	(111)		(120)
Total assets	486,272		486,272
Goodwill	0		0
Capital expenditures	(51,951)		(53,707)
Investment in affiliates	0		0
Cash and cash equivalents	15,156		15,156
Restricted cash	1,699		1,699
Long-term debt, net (including current and non-current portion)	$ 267,674		$ 267,674